OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reportable Segment Profit
	Year ended December 31,
	2024	2023	2022

Revenues	46,527	46,695	39,650

Less:

Raw materials	12,209	11,661	10,138
Manufacturing	7,904	7,467	8,148
Salaries	18,828	16,787	15,840
Depreciation	1,546	1,317	1,541
Other segment items*	1,816	3,110	789

Net profit	4,224	6,353	3,194

*	Other segment items comprised of other cost items included with cost of sales, research and development, selling, general and administrative, tax expenses and finance income.

Schedule of Customers Who Accounted For Over 10% of The Total Consolidated Revenues
	Year ended December 31,
	2024	2023	2022

Customer A - Sales of manufactured products	8.3%	13.7%	18.7%
Customer B - Sales of manufactured products	15.5%	14.0%	9.2%

Schedule of Revenues By Geographic Areas
Israel	30,709	26,735	21,980
North America	4,019	5,198	6,081
Netherlands	4,976	5,673	3,417
India	4,691	6,480	5,925
Others	2,132	2,609	2,247

	46,527	46,695	39,650

Schedule of Primary Industries for Printed Circuit Boards
Defense and aerospace equipment	65%	50.7%	48.7%
Medical equipment	6%	7.3%	8%
Industrial equipment	13%	14.4%	7.1%
Distributors, contract electronic manufacturers and others	16%	27.6%	36.2%

	100%	100%	100%